Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Detail) (Residential Mortgage, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 1,346,536	$ 1,132,501
Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	838,795	907,238
Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	453,697	206,437
Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	38,251
Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	15,793	18,826
Fair Value, Inputs, Level 1 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0
Fair Value, Inputs, Level 1 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,330,743	1,113,675
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	838,795	907,238
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	453,697	206,437
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	38,251
Fair Value, Inputs, Level 2 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	15,793	18,826
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0
Fair Value, Inputs, Level 3 [Member] | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 15,793	$ 18,826